Restructuring	9 Months Ended
Sep. 30, 2020
Restructuring
Restructuring

6. Restructuring

Restructuring provisions are recognized for the direct expenditures arising from restructuring initiatives, where the plans are sufficiently detailed and where appropriate communication has been made to those affected.

The Company has recorded restructuring expenses related principally to contract termination costs due to the discontinuation of the clinical trials to CROs and manufacturers and contractual involuntary termination benefits to employees which have been accounted for as ongoing benefit arrangements and associated termination costs related to the reduction of its workforce.

One-time termination benefits are expensed at the date the employees are notified, unless the employees must provide future services beyond a minimum retention period, in which case the benefits are expensed ratably over the future service periods. A provision for contract termination costs, in which a contract is terminated or the entity will continue to incur costs pursuant to contract for its remaining term without economic benefit, is recognized only when the contract is terminated or when the entity permanently ceases using the rights granted under the contract.

In November 2019, the Company decided to discontinue its Phase 2 Codex study in patients with BCG-unresponsive NMIBC. In connection with this decision, the Company is required to make certain payments under contracts with CROs and with manufactures of the drug in order to terminate the contracts and close the trials. This restructuring plan included a reduction in the workforce of seven employees.

In January 2020, the Board of Directors approved management’s recommendation to close the Company’s office and laboratories located in Israel. In connection with this restructuring, the employment of the remaining five Israeli employees was terminated in the second quarter of 2020.

As noted above, in conjunction with this decision the Company renegotiated its lease for Israeli laboratory and office space. In connection with this decision, the Company vacated the facilities on May 31, 2020 but will continue to make scheduled lease payments through October 31, 2020. In the first quarter of 2020, the Company recorded a restructuring charge to adjust its operating lease right of use asset and operating lease liability to reflect the loss on the early termination of the Israeli lease obligation.

The following table represents a roll forward of the restructuring and other activities noted above (in thousands):

	CRO,		Facility
	Manufacturing	Severance-	and
	and other related	related	Leases	Total
Balance, January 1, 2020	$2,572	$336	$—	$2,908
Expenses	502	—	247	749
Paid or consumed	(2,835)	(336)	(247)	(3,138)
Balance, September 30, 2020	$238	$—	$—	$238